Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001478242
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	IQVIA HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35907
Entity Tax Identification Number	27-1341991
Entity Address, Address Line One	2400 Ellis Road
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	998-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IQV
Security Exchange Name	NYSE